BY HAND AND BY EDGAR
Mr. Mark Webb
Legal Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	EverBank Financial Corp Amendment No. 3 to Registration Statement on Form S-1 Filed February 7, 2011 File No. 333-169824
Dear Mr. Webb:
          On behalf of EverBank Financial Corp, a Delaware corporation (the “Company”), enclosed please find a copy of Amendment No. 4 (the “Amendment”) to the above-referenced Registration Statement (the “Registration Statement”), as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 3 to the Registration Statement filed with the Commission on February 7, 2011.

Mark Webb
Securities and Exchange Commission
May 12, 2011

          The changes reflected in the Amendment include those made in response to the comments (the “Comments”) of the Staff of the Commission (the “Staff”) set forth in the Staff’s letter of February 17, 2011 (the “Comment Letter”).
          The Amendment also includes other changes that are intended to update, clarify and render more complete the information contained therein.
          Set forth below are the Company’s responses to the Comments. For the convenience of the Staff, the Company has restated in this letter each of the Comments in the Comment Letter and numbered each of the responses to correspond to the numbers of the Comments. Capitalized terms used but not defined herein have the meanings given to them in the Registration Statement. All references to page numbers and captions (other than those in the Staff’s Comments) correspond to the page numbers and captions in the preliminary prospectus included in the Amendment.
Amendment No. 3 to Registration Statement on Form S-1
Principal and Selling Stockholders, page 168
1.	Please revise to disclose the natural person who is the beneficial owner of the company shares owned by (i)Newman Holdings, Limited Partnership and (ii) Rushing Investments, LLC, respectively.

The Company has revised its disclosure on pages 162, 163 and 166 in response to the Staff’s Comment.
* * * * *

Mark Webb
Securities and Exchange Commission
May 12, 2011

          Please contact the undersigned at (212) 735-4112 or Joshua B. Goldstein at (212) 735-2153 should you require further information or have any questions.

Very truly yours,
/s/ Richard B. Aftanas

cc:	David Lin
Angela Connell
Sharon Blume
Securities and Exchange Commission

Thomas A. Hajda
EverBank Financial Corp
501 Riverside Ave.
Jacksonville, FL 32202

Lesley Peng
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017